Investment in unconsolidated subsidiary	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investment in unconsolidated subsidiary
Investment in unconsolidated subsidiary
Effective July 1, 2013, the Company jointly purchased Global Tubing, LLC ("Global Tubing") with an equal partner, with Global Tubing's management retaining a small interest. Global Tubing is a Dayton, Texas based provider of coiled tubing strings and related services. The Company's equity investment is reported in the Completions segment and is accounted for using the equity method of accounting. As Global Tubing's products are complementary to the Company’s well intervention and stimulation products and the investment's business is integral to the Company's operations, the earnings from the equity investment are included within operating income (loss).
Condensed financial data for the equity investment in the unconsolidated subsidiary is summarized as follows:

	December 31, 2015	December 31, 2014
Current assets	$56,160	$69,281
Long-term assets	145,965	143,764
Current liabilities	10,861	17,835
Long-term liabilities	95,000	115,000

	Year ended December 31,
	2015	2014
Net revenues	$103,532	$141,708
Gross profit	45,333	68,086
Net income	30,888	52,590
The Company's earnings from equity investment	14,824	25,164